SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended
(US$ MILLIONS)	June 30, 2019	June 30, 2018
Interest paid	$417	$94
Income taxes paid	$118	$30

Disclosure of changes in non-cash working capital
Details of "Changes in non-cash working capital, net" on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended
(US$ MILLIONS)	June 30, 2019	June 30, 2018
Accounts receivable	$(147)	$(324)
Inventory	80	(73)
Prepayments and other	(12)	(79)
Accounts payable and other	557	(38)
Changes in non-cash working capital, net	$478	$(514)